Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 5,295		$ 3,578		$ 4,622
Charged to costs and expenses	774		1,717
Deduction-describe					1,044	[1]
Balance at end of period	6,069		5,295		3,578
Allowance for uncollectible notes receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	295		179		151
Charged to costs and expenses	145		116		28
Balance at end of period	440		295		179
Inventory valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	92,481		87,044		82,674
Charged to costs and expenses	4,475		7,882		4,370
Charged to other accounts-describe			2,154	[2]
Deduction-describe	139	[3]	4,599	[3]
Balance at end of period	96,817		92,481		87,044
Accumulated amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	12,824				13,155
Charged to costs and expenses	3,593				1,453
Deduction-describe	425	[4]			286	[4]
Balance at end of period	15,992				14,322
Accumulated amortization of intangible assets | Maximum
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period			14,322
Charged to costs and expenses			1,812
Deduction-describe			2,326	[3]
Balance at end of period			12,824
Accumulated amortization of intangible assets | Minimum
Valuation and Qualifying Accounts Disclosure [Line Items]
Deduction-describe			$ 984	[4]

[1]	To adjust allowance for change in estimates.
[2]	Acquisitions.
[3]	Divestitures.
[4]	Write off of fully amortized intangible assets.